INCOME TAXES	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
INCOME TAXES

15.	INCOME TAXES

(a)The major components of the income tax (recovery) expense are:

Years ended December 31,	2022	2021
Current income tax:
Current taxes	$8,079	$13,572
Current taxes referring to previous periods	(819)	(1,916)
Withholding taxes and other	120	(37)
	$7,380	$11,619
Deferred income tax:
Origination and reversal of temporary differences	$(71,195)	$224,411
Impact of changes in tax rates	(17,330)	1,955
Benefits arising from a previously unrecognized tax loss that reduced:
Deferred tax expense arising from the write-down, or reversal of a previous write-down, of a deferred tax asset	16,771	3,277
Other	709	(695)
	$(71,045)	$228,948
Income tax (recovery) expense	$(63,665)	$240,567

For the year ended December 31, 2022, there was no current tax expense associated with property dispositions. For the year ended December 31, 2021, there was $5.1 million of current tax expense associated with the disposition of two properties in Austria.
The effective income tax rate reported in the combined statements of net income varies from the Canadian statutory rate for the following reasons:

Years ended December 31,	2022	2021
Income before income taxes	$92,157	$1,550,839
Expected income taxes at the Canadian statutory tax rate of 26.5% (2021 - 26.5%)	$24,422	$410,972
Income distributed and taxable to unitholders	(92,252)	(150,899)
Net foreign rate differentials	9,145	(22,772)
Net change in provisions for uncertain tax positions	719	(458)
Net permanent differences	(6,151)	176
Net effect of change in tax rates	(17,330)	628
Non-recognition of deferred tax assets	16,770	3,277
Withholding taxes and other	1,012	(357)
Income tax (recovery) expense	$(63,665)	$240,567
Deferred tax assets and liabilities consist of temporary differences related to the following:

As at December 31,	2022	2021
Deferred tax assets:
Eligible capital expenditures	$—	$1,964
Other	629	2,488
Deferred tax assets	$629	$4,452
Deferred tax liabilities:
Investment properties	$562,578	$609,418
Other	(5,187)	(4,751)
Deferred tax liabilities	$557,391	$604,667

(d)Changes in the net deferred tax liabilities consist of the following:

Years ended December 31,	2022	2021
Balance, beginning of year	$600,215	$388,111
Deferred tax (recovery) expense recognized in net income	(71,045)	228,948
Foreign currency translation of deferred tax balances	27,592	(16,844)
Net deferred tax liabilities, end of year	$556,762	$600,215

(e) Net cash payments of income taxes amounted to a payment of $18.1 million for the year ended December 31, 2022 (2021 — $7.0 million) which included less than $0.1 million of withholding taxes paid (2021 — $0.3 million).

(f) The Trust conducts operations in a number of countries with varying statutory rates of taxation. Judgment is required in the estimation of income tax expense and deferred income tax assets and liabilities in each of the Trust’s operating jurisdictions. This process involves estimating actual current tax exposure, assessing temporary differences that result from the different treatments of items for tax and accounting purposes, assessing whether it is more likely than not that deferred income tax assets will be realized and, based on all the available evidence, determining if a provision is required on all or a portion of such deferred income tax assets. The Trust reports a liability for uncertain tax positions (‘‘unrecognized tax benefits’’) taken or expected to be taken in a tax return. The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

As at December 31, 2022, the Trust had $10.3 million (2021 — $10.5 million) of unrecognized income tax benefits, (including $0.2 million (2021 — $0.3 million) related to accrued interest and penalties), all of which could ultimately reduce the Trust’s effective tax rate should these tax benefits become recognized. The Trust believes that it has adequately provided for reasonably foreseeable outcomes related to tax examinations and that any resolution will not have a material effect on the combined financial position, results of operations, or cash flows. However, the Trust cannot predict with any level of certainty the exact nature of any future possible outcome.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

As at December 31,	2022	2021
Unrecognized tax benefits balance, beginning of year	$10,470	$11,568
Decreases for tax positions of prior years	(1,692)	(2,085)
Increases for tax positions of current year	1,452	1,859
Foreign currency impact	49	(872)
Unrecognized tax benefits balance, end of year	$10,279	$10,470

It is reasonably possible that the gross unrecognized tax benefits, as of December 31, 2022, could decrease in the next 12 months. The quantum of the decrease could range between a nominal amount and $2.6 million (2021 — a nominal amount and $2.0 million) and relates primarily to tax years becoming statute barred for purposes of future tax examinations by local taxing authorities and the outcome of current tax examinations. For the year ended December 31, 2022, $0.1 million of interest and penalties was recorded (2021 — $0.1 million) as part of the provision for income taxes in the combined statements of net income.

As at December 31, 2022, the following tax years remained subject to examination:

Major Jurisdictions
Canada	2018 through 2022
United States	2018 through 2022
Austria	2017 through 2022
Germany	2016 through 2022
Netherlands	2017 through 2022

As at December 31, 2022, the Trust has approximately $285.5 million (2021 — $203.5 million) of losses and other deductible temporary differences in various tax jurisdictions that the Trust believes are not probable to be realized. As a result, no deferred tax asset has been recognized for these losses and other deductible temporary differences as of December 31, 2022. Included in this number are Canadian capital loss carryforwards that do not expire of $140.5 million (2021 — $140.5 million).

The aggregate amount of temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognized as at December 31, 2022 is approximately $194.7 million (2021 — approximately $321.4 million).